INVESTMENTS IN AVAILABLE FOR SALE SECURITIES AT FAIR VALUE	9 Months Ended
Sep. 30, 2024
Investments, All Other Investments [Abstract]
INVESTMENTS IN AVAILABLE FOR SALE SECURITIES AT FAIR VALUE

9. INVESTMENTS IN AVAILABLE FOR SALE SECURITIES AT FAIR VALUE

The following table provides a detailed breakdown of short-term investments (in thousands) as reported in the Condensed Consolidated Statements of Balance Sheets:

Description	Cost or Amortized Cost December 31, 2023	Cost or Amortized Cost September 30, 2024	Estimated Fair Value December 31, 2023	Deposit / (Withdraw)	Dividends, Interest & Income	Gross Unrealized Gains / (Losses)	Estimated Fair Value September 30, 2024
Cash Investments	6,531	28	6,531	(6,728)	225	-	28
Fixed Income	7,274	9,187	7,597	1,446	144	95	9,282
Investment Certificate	94	56	94	(38)	-	-	56
Total	13,899	9,271	14,222	(5,320)	369	95	9,366

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED SEPTEMBER 30, 2024 AND 2023

UNAUDITED

Investment securities are recorded at fair value. The Company’s investment securities portfolio consists primarily of cash investments, debt securities issued by U.S. government agencies, local municipalities and certain corporate entities. The products in the Company’s investment portfolio have maturity dates ranging from less than one year to over 20 years.

The fair value of investment securities is impacted by interest rates, credit spreads, market volatility, and liquidity conditions. Net unrealized gains and losses in the portfolio are included in Other comprehensive income (loss).

Available-for-sale debt securities in an unrealized loss position at each measurement date are individually evaluated for expected credit losses. The Company evaluates whether the unrealized loss is due to market factors or changes in the investment holdings’ credit rating. An expected credit loss will be recorded when an investment in an unrealized loss position is determined to have lost value from a decreased credit rating. For the periods ended September 30, 2024 and December 31, 2023, no allowance for credit losses was recorded.